Financial instruments - Summary of Income and Expenses Related to Financial Instruments in the Financial Services Segment (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income
Dividend income		¥ 122	¥ 8
Financial Services [Member]
Income
Net gains (losses) recognized in profit or loss	[1]	894,543	43,617	¥ 333,717
Total interest income	[1]	243,269	223,306	212,845
Dividend income	[1]	459	195	85
Expenses
Total interest expenses		72,488	29,867	3,838
Impairment losses (gains) on financial assets		(45)	152	43
Financial Services [Member] | Financial liabilities measured at AC [member]
Income
Net gains (losses) recognized in profit or loss	[1]	(105,974)	(58,484)	(49,110)
Expenses
Total interest expenses		72,488	29,867	3,838
Financial Services [Member] | Financial instruments required to be measured at FVPL [member]
Income
Net gains (losses) recognized in profit or loss	[1]	857,653	56,150	225,922
Financial Services [Member] | Financial instruments designated to be measured at FVPL [member]
Income
Net gains (losses) recognized in profit or loss	[1]	(120,317)	(109,480)	(6,673)
Financial Services [Member] | Financial assets measured at AC [member]
Income
Net gains (losses) recognized in profit or loss	[1]	5,279	14,242	14,765
Total interest income	[1]	52,060	38,787	32,839
Expenses
Impairment losses (gains) on financial assets		(42)	144	19
Financial Services [Member] | Debt instruments measured at FVOCI [member]
Income
Net gains (losses) recognized in profit or loss	[1]	257,902	141,189	148,813
Total interest income	[1]	191,209	184,519	180,006
Expenses
Impairment losses (gains) on financial assets		(3)	8	24
Financial Services [Member] | Equity instruments measured at FVOCI [member]
Income
Dividend income	[1]	¥ 459	¥ 195	¥ 85

[1]	Income includes investment returns which occurred in the insurance business. Refer to Note 13.